SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION
Summary of the Group's nonvested restricted stock activity

		Weighted Average Grant
	Number of Restricted	Date
	Stocks	Fair Value
		US$
Nonvested restricted stocks outstanding at January 1, 2021	70,954,080	1.18
Granted	2,163,420	4.20
Forfeited	(4,607,340)	1.64
Vested	(12,325,470)	1.58
Adjusted for performance conditions	(2,488,200)	0.61
Nonvested restricted stocks outstanding at December 31, 2021	53,696,490	1.20